STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities:
Net loss	$ 0	$ 0
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	0	0
Changes in operating assets and liabilities:
Accounts payables and accrued liabilities	0	0
Net cash used in operating activities	0	0
Cash flows from financing activity:
Proceeds from related parties	0	0
Net cash provided by financing activity	0	0
Net decrease in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Interest paid	0	0
Income taxes paid	$ 0	$ 0